Mizuho Financial Group, Inc., Parent Company (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Assets:
Cash and due from banking subsidiaries	¥ 2,046,324	¥ 2,241,929
Interest-bearing deposits in banking subsidiaries	72,066,719	65,750,366
Other assets	8,280,151	9,700,960
Total assets	272,173,152	248,780,722	¥ 231,550,700
Liabilities and shareholders' equity:
Long-term debt	16,277,331	14,893,023
Other liabilities	6,268,999	6,316,695
Shareholders' equity	9,929,071	8,915,491
Total liabilities and equity	272,173,152	248,780,722
Parent Company
Assets:
Cash and due from banking subsidiaries	23,394	47,425
Interest-bearing deposits in banking subsidiaries	431	450
Other assets	629,277	545,744
Total assets	20,512,853	18,878,433
Liabilities and shareholders' equity:
Short-term borrowings from a banking subsidiary	631,000	810,000
Long-term debt	9,546,009	8,741,729
Other liabilities	406,773	411,213
Shareholders' equity	9,929,071	8,915,491
Total liabilities and equity	20,512,853	18,878,433
Parent Company | Banking Subsidiaries
Assets:
Investments in subsidiaries and affiliated companies	8,542,884	7,996,767
Parent Company | Banking Subsidiaries | Affiliated Entity
Assets:
Long-term loans receivable from subsidiaries	9,567,224	8,768,725
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Assets:
Investments in subsidiaries and affiliated companies	1,305,643	1,075,322
Parent Company | Non Banking Subsidiaries And Affiliated Companies | Affiliated Entity
Assets:
Long-term loans receivable from subsidiaries	¥ 444,000	¥ 444,000